TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (2,182)	$ (2,608)	$ (3,799)
Foreign	3,807	2,678	5,835
Income before income taxes	$ 1,625	$ 70	$ 2,036